Consolidated Statement of Comprehensive Income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Consolidated Statement of Comprehensive Income [Abstract]
Profit for the year	R 497,420	R 443,526	R 361,048
Items that may be reclassified to profit or loss in future periods:
Exchange differences on translating foreign operations	(10,240)	35,989	29,928
Other comprehensive income for the year	(10,240)	35,989	29,928
Total comprehensive income for the year net of income tax	487,180	479,515	390,976
Total comprehensive income attributable to:
Owners of the parent	316,037	312,317	254,625
Non-controlling interest	171,143	167,198	136,351
Total comprehensive income	R 487,180	R 479,515	R 390,976